Income Taxes - Schedule of (Benefit) Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Current
Federal			$ 629	$ (2)	$ (223)
State and local			1,529	612	313
Foreign jurisdiction			(526)	1,155	1,234
Current			1,632	1,765	1,324
Deferred
U.S. federal			4,376	823	(569)
State and local			10	(473)	(194)
Foreign jurisdiction			463	(1)	73
Deferred	$ 0	$ (768)	4,849	349	(689)
Deferred					(690)
Total			5,005	821	(791)
Total			1,539	139	120
Total			(63)	1,154	1,307
Income tax (benefit) expense	$ 6,607	$ (155)	$ 6,481	$ 2,114	$ 636